Convertible Notes - Schedule of Changes in the Convertible Notes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Changes in the Convertible Notes [Abstract]
Balance Beginning
Additions – convertible notes	12,000,000	5,000,000
Interest and transaction costs (note 9)	47,667	137,500
Conversion of convertible notes during the year		(5,137,000)
Repayment of convertible notes during the year		(500)
Balance Ending	$ 12,047,667